Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-10583

                             THE GABELLI GROWTH FUND
                                  (THE "FUND")

            SUPPLEMENT DATED JANUARY 10, 2006 TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION
                             EACH DATED MAY 1, 2005

Effective December 30, 2005, The Gabelli Growth Fund changed its name to The GAMCO Growth Fund. The Fund's investment objectives remain the same, as do all current contractual arrangements.